Common Stock and Warrants (Tables)	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Schedule of warrants issued and outstanding

Date Issued	Date Expired	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
5/25/2021	5/31/2024	$0.15	$121,656	119%	6,250,000
9/30/2021	5/31/2024	$0.15	61,198	119%	3,108,700
4/14/2022	4/13/2025	$0.15	180,405	118%	6,250,000
8/12/2022	8/12/2024	$0.12	86,929	124%	3,247,500
8/31/2022	8/31/2024	$0.12	63,022	125%	2,300,000
9/14/2022	9/14/2024	$0.12	75,738	124%	2,760,200
10/24/2022	10/24/2024	$0.12	14,179	122%	500,000

Broker Warrants
5/25/2021	5/31/2023	$0.15			173,810
9/30/2021	9/30/2023	$0.15			91,000
4/14/2022	4/13/2025	$0.15			70,000
8/31/2022	8/31/2024	$0.12			104,250
9/14/2022	9/14/2024	$0.12			80,100
			$603,127		24,935,560